Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco Actively Managed Exchange-Traded Fund Trust
Entity Central Index Key	0001418144
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000068414 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Active U.S. Real Estate ETF
Class Name	Invesco Active U.S. Real Estate ETF
Trading Symbol	PSR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Active U.S. Real Estate ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Active U.S. Real Estate ETF	$40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, U.S. real estate investment trusts ("REITs") delivered strong absolute performance driven by an improved growth outlook, solid fundamentals, interest rate cuts by the Federal Reserve, signs of cooling inflation, and solid operational performance across many property types. This was most evident in the specialty REITs, including billboards, and office REITs sub-industries.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 28.00%. During the same time period, the FTSE NAREIT All Equity REITs Index returned 34.09%.
What contributed to performance?
Sub-Industry Allocations |  Underweight exposure to the diversified REITs sub-industry, as well as an overweight allocation to self-storage REITs sub-industry, contributed to relative return.
Security Selection | Stock selection within shopping centers REITs contributed to relative performance. The Fund's exposure to Kimco Realty Corp. was beneficial as the company outperformed other shopping centers REITs due to higher occupancy rates and strong leasing demand.
What detracted from performance?
Sub-Industry Allocations |  Underweight allocation to specialty REITs and industrial REITs detracted from relative performance during the period, as these sub-industries experienced strong fundamentals and robust operating performance.
Sub-industry Allocations | An underweight allocation to the regional malls sub-industry detracted from performance as it outperformed due to resilient consumer spending, which drove foot traffic and sales in malls despite economic uncertainties.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Active U.S. Real Estate ETF — NAV Return	28.00%	2.60%	5.85%
S&P 500® Index	38.02%	15.27%	13.00%
FTSE NAREIT All Equity REITs Index	34.09%	4.09%	6.72%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE NAREIT All Equity REITs Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 67,564,449
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 255,307
Investment Company Portfolio Turnover	222.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$67,564,449
Total number of portfolio holdings	32
Total advisory fees paid	$255,307
Portfolio turnover rate	222%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.83%
Welltower, Inc.	8.74%
American Tower Corp.	6.79%
Brixmor Property Group, Inc.	4.75%
SBA Communications Corp., Class A	4.64%
Realty Income Corp.	4.54%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.24%
Prologis, Inc.	3.70%
CubeSmart	3.49%
* Excluding money market fund holdings, if any.
Property type
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.83%
Welltower, Inc.	8.74%
American Tower Corp.	6.79%
Brixmor Property Group, Inc.	4.75%
SBA Communications Corp., Class A	4.64%
Realty Income Corp.	4.54%
Equity Residential	4.52%
Digital Realty Trust, Inc.	4.24%
Prologis, Inc.	3.70%
CubeSmart	3.49%
* Excluding money market fund holdings, if any.

C000112015 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Downside Hedged ETF
Class Name	Invesco S&P 500® Downside Hedged ETF
Trading Symbol	PHDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Downside Hedged ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Downside Hedged ETF	$40	0.36%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• For the fiscal year ended October 31, 2024, the Fund performed positively with all equity sectors contributing, especially information technology. However, the Fund's allocations to futures contracts on the CBOE Volatility Index (VIX futures) offset some of those gains.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 23.72%. During the same time period, the S&P 500® Dynamic VEQTOR Index returned 24.49%.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials and communication services sectors, respectively.
Positions | NVIDIA Corp., an information technology company, followed by the CBOE VIX (CBF) August 2024, a VIX futures contract.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period. However, the Fund's VIX futures allocations detracted from performance.
Positions | The CBOE VIX (CBF) December 2023, followed by the CBOE VIX (CBF) June 2024, both VIX futures contracts.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Downside Hedged ETF — NAV Return	23.72%	8.71%	4.58%
S&P 500® Index	38.02%	15.27%	13.00%
S&P 500® Dynamic VEQTOR Index	24.49%	9.15%	5.15%
U.S. 3 Month Treasury Bill Index	5.14%	2.37%	1.68%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 113,842,817
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 439,144
Investment Company Portfolio Turnover	683.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$113,842,817
Total number of portfolio holdings	509
Total advisory fees paid	$439,144
Portfolio turnover rate	683%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	5.15%
NVIDIA Corp.	4.90%
Microsoft Corp.	4.53%
Amazon.com, Inc.	2.61%
Meta Platforms, Inc., Class A	1.86%
Alphabet, Inc., Class A	1.50%
Alphabet, Inc., Class C	1.24%
Berkshire Hathaway, Inc., Class B	1.23%
Broadcom, Inc.	1.18%
Tesla, Inc.	1.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	5.15%
NVIDIA Corp.	4.90%
Microsoft Corp.	4.53%
Amazon.com, Inc.	2.61%
Meta Platforms, Inc., Class A	1.86%
Alphabet, Inc., Class A	1.50%
Alphabet, Inc., Class C	1.24%
Berkshire Hathaway, Inc., Class B	1.23%
Broadcom, Inc.	1.18%
Tesla, Inc.	1.04%
* Excluding money market fund holdings, if any.

C000162616 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Variable Rate Investment Grade ETF
Class Name	Invesco Variable Rate Investment Grade ETF
Trading Symbol	VRIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Variable Rate Investment Grade ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Variable Rate Investment Grade ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year the Fund benefited from both its off-benchmark allocation to structured credit securities as well as security selection within corporate bonds relative to benchmark index holdings.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 7.21%. During the same time period, the Bloomberg US Floating Rate Note Index returned 6.65%.
What contributed to performance?
Allocations |  Agency credit risk transfer securities, the principal Fund holding in residential credit, provided the most positive contributor as solid housing markets and generally strong consumer credit conditions aided fundamentals.
Positions | Security selection among floating rate corporate bonds contributed meaningfully to performance during the fiscal period.
What detracted from performance?
Allocations |  The Fund's exposure to floating rate Treasury securities detracted from performance since they typically provided lower yields than corporate bonds in the represented in the benchmark index.
Positions | The Fund's modest holdings of commercial mortgage-backed securities did not keep pace with corporate bonds represented in the benchmark index.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (09/22/16)
Invesco Variable Rate Investment Grade ETF — NAV Return	7.21%	3.44%	3.15%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	0.98%
Bloomberg US Floating Rate Note Index	6.65%	3.16%	2.96%

Performance Inception Date	Sep. 22, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg US Floating Rate Note Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,062,724,579
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 2,802,874
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,062,724,579
Total number of portfolio holdings	298
Total advisory fees paid	$2,802,874
Portfolio turnover rate	64%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
SMB Private Education Loan Trust, Series 2024-F, Class A1B, 0.00%, 03/16/2054	0.71%
Morgan Stanley, 5.87%, 04/13/2028	0.71%
JPMorgan Chase & Co., 5.77%, 04/22/2028	0.71%
KeyCorp, 6.28%, 05/23/2025	0.71%
American Honda Finance Corp., 5.30%, 04/29/2025	0.71%
Wells Fargo & Co., 5.92%, 04/22/2028	0.66%
Standard Chartered PLC, 6.78%, 07/06/2027	0.62%
U.S. Treasury Floating Rate Notes, 4.64%, 04/30/2026	12.93%
U.S. Treasury Floating Rate Notes, 4.74%, 01/31/2026	6.92%
U.S. Treasury Floating Rate Notes, 4.67%, 07/31/2026	1.86%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
SMB Private Education Loan Trust, Series 2024-F, Class A1B, 0.00%, 03/16/2054	0.71%
Morgan Stanley, 5.87%, 04/13/2028	0.71%
JPMorgan Chase & Co., 5.77%, 04/22/2028	0.71%
KeyCorp, 6.28%, 05/23/2025	0.71%
American Honda Finance Corp., 5.30%, 04/29/2025	0.71%
Wells Fargo & Co., 5.92%, 04/22/2028	0.66%
Standard Chartered PLC, 6.78%, 07/06/2027	0.62%
U.S. Treasury Floating Rate Notes, 4.64%, 04/30/2026	12.93%
U.S. Treasury Floating Rate Notes, 4.74%, 01/31/2026	6.92%
U.S. Treasury Floating Rate Notes, 4.67%, 07/31/2026	1.86%
* Excluding money market fund holdings, if any.

C000197599 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Ultra Short Duration ETF
Class Name	Invesco Ultra Short Duration ETF
Trading Symbol	GSY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Ultra Short Duration ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Ultra Short Duration ETF	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year, the Fund benefited from an inverted yield curve and a longer period of elevated short-term rates, generating higher returns from income. The Fund also benefited from falling spreads in investment grade bonds, adding to the Fund's total return.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 6.76%. During the same time period, the ICE BofA US Treasury Bill Index returned 5.45%.
What contributed to performance?
Allocations |  Investment grade financial corporate debt was the largest contributor over the period due to the reduction in investment grade spreads over the fiscal year.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Ultra Short Duration ETF — NAV Return	6.76%	2.63%	2.31%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
ICE BofA US Treasury Bill Index	5.45%	2.37%	1.70%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA US Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,235,080,302
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 4,055,607
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$2,235,080,302
Total number of portfolio holdings	269
Total advisory fees paid	$4,055,607
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Jabil, Inc., 5.30%, 11/01/2024	1.49%
AutoNation, Inc., 5.20%, 11/01/2024	1.42%
Global Payments, Inc., 5.45%, 11/14/2024	0.92%
Conagra Brands, Inc., 5.22%, 11/12/2024	0.89%
Whirlpool Corp., 5.19%, 11/14/2024	0.88%
Crown Castle, Inc., 5.22%, 12/03/2024	0.79%
Kinder Morgan, Inc., 4.30%, 06/01/2025	1.14%
Mercedes-Benz Finance North America LLC, 5.79%, 03/30/2025	0.90%
Jackson National Life Global Funding, 5.50%, 01/09/2026	0.75%
Energy Transfer L.P., 4.05%, 03/15/2025	0.71%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Jabil, Inc., 5.30%, 11/01/2024	1.49%
AutoNation, Inc., 5.20%, 11/01/2024	1.42%
Global Payments, Inc., 5.45%, 11/14/2024	0.92%
Conagra Brands, Inc., 5.22%, 11/12/2024	0.89%
Whirlpool Corp., 5.19%, 11/14/2024	0.88%
Crown Castle, Inc., 5.22%, 12/03/2024	0.79%
Kinder Morgan, Inc., 4.30%, 06/01/2025	1.14%
Mercedes-Benz Finance North America LLC, 5.79%, 03/30/2025	0.90%
Jackson National Life Global Funding, 5.50%, 01/09/2026	0.75%
Energy Transfer L.P., 4.05%, 03/15/2025	0.71%
* Excluding money market fund holdings, if any.

C000197600 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Total Return Bond ETF
Class Name	Invesco Total Return Bond ETF
Trading Symbol	GTO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Total Return Bond ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Total Return Bond ETF	$27	0.25%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year, the bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Additionally, despite continued volatility, treasury yields moved broadly lower supporting absolute returns for fixed income. The Fund benefited from both interest rate sensitivity in a declining yield environment and tightening credit spreads.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 12.34%. During the same time period, the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
Allocations |  An overweight allocation to the industrials sector, particularly the transportation industry, contributed positively to relative performance.
Security Selection | Security selection in the financials sector, particularly the banking industry, positively affected relative performance during the period.
What detracted from performance?
Allocations |  Allocation to the consumer cyclical sector detracted from relative performance.
Security Selection | Allocation to and security selection within mortgage-backed securities, particularly 30-year conventional mortgages, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (02/10/16)
Invesco Total Return Bond ETF — NAV Return	12.34%	0.65%	2.87%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.31%

Performance Inception Date	Feb. 10, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Material Change Date	Jun. 28, 2023
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,724,394,957
Holdings Count | Holding	1,205
Advisory Fees Paid, Amount	$ 3,374,552
Investment Company Portfolio Turnover	549.00%
Additional Fund Statistics [Text Block]
What Are Key Statistics About The Fund?
(as of October 31, 2024)
Fund net assets	$1,724,394,957
Total number of portfolio holdings	1,205
Total advisory fees paid	$3,374,552
Portfolio turnover rate	549%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2054	4.76%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 11/01/2054	4.40%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 11/01/2054	2.89%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 11/01/2054	2.46%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 11/01/2054	1.93%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2054	1.92%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2054	1.92%
U.S. Treasury Bonds, 4.63%, 05/15/2054	3.95%
U.S. Treasury Notes, 3.50%, 09/30/2029	3.11%
U.S. Treasury Notes, 3.88%, 08/15/2034	1.72%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 5.00%, 11/01/2054	4.76%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 11/01/2054	4.40%
Uniform Mortgage-Backed Securities, TBA, 4.00%, 11/01/2054	2.89%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 11/01/2054	2.46%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 11/01/2054	1.93%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 11/01/2054	1.92%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 11/01/2054	1.92%
U.S. Treasury Bonds, 4.63%, 05/15/2054	3.95%
U.S. Treasury Notes, 3.50%, 09/30/2029	3.11%
U.S. Treasury Notes, 3.88%, 08/15/2034	1.72%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 13, 2024, the Board of Trustees approved a reduction in the Fund’s annual unitary management fee from 0.50% to 0.35% of the Fund’s average daily net assets. This change will be effective on February 20, 2025. However, Invesco Capital Management LLC (the “Adviser”) is currently waiving a portion of its management fee for the Fund, resulting in a net annual unitary management fee of 0.25% through August 31, 2025. The Adviser may not terminate this waiver prior to August 31, 2025.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of the Adviser agreeing, effective June 28, 2023, to waive a portion of its unitary management fee through August 31, 2025.

Material Fund Change Expenses [Text Block]
At a meeting held on December 13, 2024, the Board of Trustees approved a reduction in the Fund’s annual unitary management fee from 0.50% to 0.35% of the Fund’s average daily net assets. This change will be effective on February 20, 2025. However, Invesco Capital Management LLC (the “Adviser”) is currently waiving a portion of its management fee for the Fund, resulting in a net annual unitary management fee of 0.25% through August 31, 2025. The Adviser may not terminate this waiver prior to August 31, 2025.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of the Adviser agreeing, effective June 28, 2023, to waive a portion of its unitary management fee through August 31, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000218086 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Bond Factor ETF
Class Name	Invesco High Yield Bond Factor ETF
Trading Symbol	IHYF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Bond Factor ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Bond Factor ETF	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year, the bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Additionally, despite continued volatility, treasury yields moved broadly lower supporting absolute returns for fixed income. The Fund benefited from both interest rate sensitivity in a declining yield environment and tightening credit spreads.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 16.18%. During the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 16.47%.
What contributed to performance?
Sector Allocations |  An overweight allocation to the energy sector contributed positively to relative performance.
Security Selection | Security selection within high yield financials positively contributed to relative performance.
What detracted from performance?
Sector Allocations |  An underweight allocation to the consumer staples sector detracted from relative performance for the period.
Security Selection | Security selection within the communication services sector detracted from relative performance for the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/02/20)
Invesco High Yield Bond Factor ETF — NAV Return	16.18%	3.39%
Bloomberg U.S. Aggregate Bond Index	10.55%	(1.95)%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	16.47%	3.79%

Performance Inception Date	Dec. 02, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 52,421,682
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 193,116
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$52,421,682
Total number of portfolio holdings	351
Total advisory fees paid	$193,116
Portfolio turnover rate	62%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Churchill Downs, Inc., 5.50%, 04/01/2027	0.95%
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028	0.78%
Victoria's Secret & Co., 4.63%, 07/15/2029	0.78%
AMN Healthcare, Inc., 4.00%, 04/15/2029	0.77%
Arches Buyer, Inc., 4.25%, 06/01/2028	0.77%
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	0.77%
Bausch & Lomb Corp., 8.38%, 10/01/2028	0.76%
Venture Global LNG, Inc., 9.50%, 02/01/2029	0.67%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	0.64%
Western Digital Corp., 4.75%, 02/15/2026	0.63%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Churchill Downs, Inc., 5.50%, 04/01/2027	0.95%
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028	0.78%
Victoria's Secret & Co., 4.63%, 07/15/2029	0.78%
AMN Healthcare, Inc., 4.00%, 04/15/2029	0.77%
Arches Buyer, Inc., 4.25%, 06/01/2028	0.77%
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	0.77%
Bausch & Lomb Corp., 8.38%, 10/01/2028	0.76%
Venture Global LNG, Inc., 9.50%, 02/01/2029	0.67%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	0.64%
Western Digital Corp., 4.75%, 02/15/2026	0.63%
* Excluding money market fund holdings, if any.

C000222994 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Real Assets ESG ETF
Class Name	Invesco Real Assets ESG ETF
Trading Symbol	IVRA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Real Assets ESG ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Real Assets ESG ETF	$70	0.59%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• The North America Listed Real Assets markets delivered historically elevated total returns for the fiscal year ended October 31, 2024. The combination of resilient growth, falling inflation and central bank easing supported investor appetite for listed real assets. With many real assets sectors serving as fixed income proxies, the accommodative rate outlook followed by larger than expected interest rate cuts at the September 2024 Federal Open Market Committee meeting drove broad markets higher, with notable performance from real assets industries.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 36.28%. During the same time period, the S&P U.S., Canada & Mexico Real Assets Equity Index returned 30.76%.
What contributed to performance?
Real Asset Allocations |  Midstream energy, followed by gold and industrial real estate, respectively.
Positions | Targa Resources Corp., a midstream energy company and Prologis, Inc., an industrial real estate company.
What detracted from performance?
Real Asset Allocations |  Hotel REITs, followed by single-family residential REITs and office REITs, respectively.
Positions | American Homes 4 Rent, a single-family residential REIT company and Archer-Daniels-Midland Co., an agricultural products and services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/22/20)
Invesco Real Assets ESG ETF — NAV Return	36.28%	12.29%
S&P 500® Index	38.02%	13.70%
S&P U.S., Canada & Mexico Real Assets Equity Index	30.76%	12.18%

Performance Inception Date	Dec. 22, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 10,034,898
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 31,085
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$10,034,898
Total number of portfolio holdings	58
Total advisory fees paid	$31,085
Portfolio turnover rate	132%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Prologis, Inc.	6.33%
Equinix, Inc.	5.65%
Cheniere Energy, Inc.	4.88%
American Tower Corp.	4.65%
Sempra	4.08%
Smurfit WestRock PLC	3.10%
Gibson Energy, Inc.	3.00%
Simon Property Group, Inc.	3.00%
ONEOK, Inc.	2.94%
Alexandria Real Estate Equities, Inc.	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Prologis, Inc.	6.33%
Equinix, Inc.	5.65%
Cheniere Energy, Inc.	4.88%
American Tower Corp.	4.65%
Sempra	4.08%
Smurfit WestRock PLC	3.10%
Gibson Energy, Inc.	3.00%
Simon Property Group, Inc.	3.00%
ONEOK, Inc.	2.94%
Alexandria Real Estate Equities, Inc.	2.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]	The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000239743 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AAA CLO Floating Rate Note ETF
Class Name	Invesco AAA CLO Floating Rate Note ETF
Trading Symbol	ICLO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco AAA CLO Floating Rate Note ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AAA CLO Floating Rate Note ETF	$15	0.14%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, the U.S. collateralized loan obligation ("CLO") market benefited from tightening spreads and continued elevated base rates. Because the Fund primarily invests in CLO notes with a AAA rating, it benefited from this broader market environment.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 8.00%. During the same time period, the JP Morgan CLOIE AAA Index returned 7.80%.
What contributed to performance?
Rating Allocations |  Selective allocations to relatively higher yielding AA rated CLO notes contributed towards relative performance.
Underlying Collateral Allocations | Selective allocations to relatively higher yielding middle market CLO notes that are backed by direct lending investments rather than broadly syndicated loans contributed towards relative performance.
What detracted from performance?
CLO Manager Selection |  Focused allocation towards higher quality CLO managers, which are lower yielding than the broader market, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/09/22)
Invesco AAA CLO Floating Rate Note ETF — NAV Return	8.00%	8.22%
Bloomberg U.S. Aggregate Bond Index	10.55%	3.16%
JP Morgan CLOIE AAA Index	7.80%	8.10%

Performance Inception Date	Dec. 09, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the JP Morgan CLOIE AAA Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 176,709,301
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 136,883
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$176,709,301
Total number of portfolio holdings	108
Total advisory fees paid	$136,883
Portfolio turnover rate	53%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 6.19%, 04/15/2037	3.04%
CIFC Funding Ltd., Series 2023-2A, Class A, 6.37%, 01/21/2037	2.85%
TICP CLO VII Ltd., Series 2017-7A, Class ASR2, 5.95%, 04/15/2033	2.84%
Owl Rock CLO VIII LLC, Series 2022-8A, Class AT, 7.83%, 11/20/2034	2.83%
AGL CLO 29 Ltd., Series 2024-29A, Class A1, 6.19%, 04/21/2037	2.28%
Antares CLO Ltd., Series 2020-1A, Class A1R, 6.35%, 10/23/2033	2.26%
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 5.97%, 04/16/2033	2.23%
Golub Capital Partners CLO 47(M) GP Ltd., Series 2020-47A, Class A1A, 6.17%, 08/05/2037	1.98%
OCP CLO Ltd., Series 2015-9A, Class A1R2, 5.90%, 01/15/2033	1.98%
OCP CLO Ltd., Series 2024-31A, Class A1, 6.25%, 04/20/2037	1.85%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 6.19%, 04/15/2037	3.04%
CIFC Funding Ltd., Series 2023-2A, Class A, 6.37%, 01/21/2037	2.85%
TICP CLO VII Ltd., Series 2017-7A, Class ASR2, 5.95%, 04/15/2033	2.84%
Owl Rock CLO VIII LLC, Series 2022-8A, Class AT, 7.83%, 11/20/2034	2.83%
AGL CLO 29 Ltd., Series 2024-29A, Class A1, 6.19%, 04/21/2037	2.28%
Antares CLO Ltd., Series 2020-1A, Class A1R, 6.35%, 10/23/2033	2.26%
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 5.97%, 04/16/2033	2.23%
Golub Capital Partners CLO 47(M) GP Ltd., Series 2020-47A, Class A1A, 6.17%, 08/05/2037	1.98%
OCP CLO Ltd., Series 2015-9A, Class A1R2, 5.90%, 01/15/2033	1.98%
OCP CLO Ltd., Series 2024-31A, Class A1, 6.25%, 04/20/2037	1.85%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective May 1, 2024, the Fund's annual unitary management fee was reduced to 0.19% of the Fund's average daily net assets.

Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Fund's annual unitary management fee was reduced to 0.19% of the Fund's average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000239744 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Select ETF
Class Name	Invesco High Yield Select ETF
Trading Symbol	HIYS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco High Yield Select ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Select ETF	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year, the bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Additionally, despite continued volatility, treasury yields moved broadly lower supporting absolute returns for fixed income. The Fund benefited from both interest rate sensitivity in a declining yield environment and tightening credit spreads.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 13.80%. During the same time period, the Bloomberg U.S. Corporate High Yield Ba/B 2% Issuer Cap Index returned 14.77%.
What contributed to performance?
Sector Allocations |  An overweight allocation to retailers industry contributed positively to relative performance.
Security Selection | Security selection within emerging market corporate credit contributed positively to relative performance.
What detracted from performance?
Sector Allocations |  Allocation to loans detracted from relative performance.
Security Selection | Security selection in the cable and satellite industry detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/09/22)
Invesco High Yield Select ETF — NAV Return	13.80%	8.45%
Bloomberg U.S. Aggregate Bond Index	10.55%	3.16%
Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index	14.77%	9.09%

Performance Inception Date	Dec. 09, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 10,199,741
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 48,393
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$10,199,741
Total number of portfolio holdings	196
Total advisory fees paid	$48,393
Portfolio turnover rate	142%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Zegona Finance PLC, 8.63%, 07/15/2029	2.08%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.99%
Iliad Holding S.A.S., 6.50%, 10/15/2026	1.98%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.80%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.77%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.52%
Tenet Healthcare Corp., 6.75%, 05/15/2031	1.49%
ZF North America Capital, Inc., 6.88%, 04/14/2028	1.49%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.48%
Mativ Holdings, Inc., 8.00%, 10/01/2029	1.25%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Zegona Finance PLC, 8.63%, 07/15/2029	2.08%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.99%
Iliad Holding S.A.S., 6.50%, 10/15/2026	1.98%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.80%
Studio City Finance Ltd., 5.00%, 01/15/2029	1.77%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.52%
Tenet Healthcare Corp., 6.75%, 05/15/2031	1.49%
ZF North America Capital, Inc., 6.88%, 04/14/2028	1.49%
Vistra Operations Co. LLC, 7.75%, 10/15/2031	1.48%
Mativ Holdings, Inc., 8.00%, 10/01/2029	1.25%
* Excluding money market fund holdings, if any.

C000239745 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Strategic Income ETF
Class Name	Invesco Municipal Strategic Income ETF
Trading Symbol	IMSI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Municipal Strategic Income ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Strategic Income ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ending October 31, 2024, the municipal bond market benefited from positive inflows, disinflation and strong credit fundamentals.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 12.18%. During the same time period, the S&P Municipal Bond 50% Investment Grade / 50% High Yield Index returned 13.69%.
What contributed to performance?
Relative Contributors |  Underweight exposure and security selection among State GO bonds added to relative return over the period. An underweight exposure to AAA and AA-rated bonds also added to relative return. On a regional level, security selection among bonds domiciled in Alabama contributed to the Fund’s performance.
What detracted from performance?
Relative Detractors |  Security selection within the healthcare sector detracted from relative return over the period. Security selection among BB-rated bonds also detracted from relative performance. On a regional level, security selection among bonds domiciled in California detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/09/22)
Invesco Municipal Strategic Income ETF — NAV Return	12.18%	5.33%
S&P Municipal Bond Index	10.08%	3.61%
S&P Municipal Bond 50% Investment Grade / 50% High Yield Index	13.69%	5.31%
S&P Municipal Bond High Yield Index	17.44%	7.03%

Performance Inception Date	Dec. 09, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective October 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 50% Investment Grade / 50% High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 30,722,344
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 119,075
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$30,722,344
Total number of portfolio holdings	54
Total advisory fees paid	$119,075
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2023, RB, 6.00%, 04/01/2035	3.64%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023, RB, 5.00%, 08/01/2029	3.45%
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay), Series 2023 B-3, RB, 5.38%, 09/01/2029	3.37%
Wisconsin (State of) Public Finance Authority, Series 2024, RB, 5.50%, 12/15/2028	3.26%
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB, 4.00%, 04/01/2037	3.24%
Metropolitan Transportation Authority, Series 2016 B, Ref. RB, 5.00%, 11/15/2037	2.49%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB, 5.25%, 07/01/2039	2.49%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB, 5.00%, 11/15/2034	1.85%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB, 5.00%, 05/01/2033	1.83%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB, 5.50%, 06/30/2038	1.78%
* Excluding money market fund holdings, if any.
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2023, RB, 6.00%, 04/01/2035	3.64%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023, RB, 5.00%, 08/01/2029	3.45%
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay), Series 2023 B-3, RB, 5.38%, 09/01/2029	3.37%
Wisconsin (State of) Public Finance Authority, Series 2024, RB, 5.50%, 12/15/2028	3.26%
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB, 4.00%, 04/01/2037	3.24%
Metropolitan Transportation Authority, Series 2016 B, Ref. RB, 5.00%, 11/15/2037	2.49%
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB, 5.25%, 07/01/2039	2.49%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB, 5.00%, 11/15/2034	1.85%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB, 5.00%, 05/01/2033	1.83%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB, 5.50%, 06/30/2038	1.78%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 13, 2024, the Board of Trustees approved changes to the Fund's name, ticker symbol and principal investment strategies. The Fund’s name will change to Invesco Rochester High Yield Municipal ETF, and its ticker symbol will change to IROC. The Fund’s principal investment strategies will be revised to reflect the increased allocation to high yield municipal bonds from 50-65% of its total assets to at least 80% of its total assets, as well as to remove the requirements to primarily invest in bonds that were originally part of an issuance that was at least $100M and currently have a minimum outstanding face value of $15M. In connection with these changes, the Fund will also have a new non-fundamental investment policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield investments. These changes will be effective on February 20, 2025.

Material Fund Change Name [Text Block]	The Fund’s name will change to Invesco Rochester High Yield Municipal ETF, and its ticker symbol will change to IROC.
Material Fund Change Strategies [Text Block]	The Fund’s principal investment strategies will be revised to reflect the increased allocation to high yield municipal bonds from 50-65% of its total assets to at least 80% of its total assets, as well as to remove the requirements to primarily invest in bonds that were originally part of an issuance that was at least $100M and currently have a minimum outstanding face value of $15M.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000239746 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Duration Bond ETF
Class Name	Invesco Short Duration Bond ETF
Trading Symbol	ISDB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Duration Bond ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Duration Bond ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year, the bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals and leading to tightening credit spreads. Additionally, despite continued volatility, treasury yields moved broadly lower supporting absolute returns for fixed income. The Fund benefited from both interest rate sensitivity in a declining yield environment and tightening credit spreads.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 7.95%. During the same time period, the Bloomberg 1-3 Yr Gov/Credit Index returned 6.25%.
What contributed to performance?
Allocations |  An overweight allocation to asset-backed securities contributed positively to relative performance.
Security Selection | Security selection in the financials sector, particularly the banking industry, positively affected relative performance during the period.
What detracted from performance?
Allocations |  Allocation to the insurance industry detracted from relative performance.
Security Selection | Security selection in the consumer non-cyclical sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/09/22)
Invesco Short Duration Bond ETF — NAV Return	7.95%	5.48%
Bloomberg U.S. Aggregate Bond Index	10.55%	3.16%
Bloomberg 1-3 Yr Gov/Credit Index	6.25%	4.49%

Performance Inception Date	Dec. 09, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg 1-3 Yr Gov/Credit Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 9,978,730
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 34,342
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$9,978,730
Total number of portfolio holdings	256
Total advisory fees paid	$34,342
Portfolio turnover rate	117%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	2.57%
NatWest Group PLC, 7.47%, 11/10/2026	2.05%
Ford Motor Credit Co. LLC, 7.90%, 03/06/2026	2.05%
Barclays PLC, 7.33%, 11/02/2026	2.05%
UBS AG, 5.80%, 09/11/2025	2.03%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 01/15/2027	1.54%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 07/15/2025	1.52%
U.S. Treasury Notes, 3.50%, 09/30/2026	4.01%
U.S. Treasury Notes, 3.88%, 10/15/2027	2.77%
U.S. Treasury Notes, 3.50%, 09/30/2029	2.11%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	2.57%
NatWest Group PLC, 7.47%, 11/10/2026	2.05%
Ford Motor Credit Co. LLC, 7.90%, 03/06/2026	2.05%
Barclays PLC, 7.33%, 11/02/2026	2.05%
UBS AG, 5.80%, 09/11/2025	2.03%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 01/15/2027	1.54%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 07/15/2025	1.52%
U.S. Treasury Notes, 3.50%, 09/30/2026	4.01%
U.S. Treasury Notes, 3.88%, 10/15/2027	2.77%
U.S. Treasury Notes, 3.50%, 09/30/2029	2.11%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 13, 2024, the Board of Trustees approved changes to the Fund’s name, ticker symbol and annual unitary management fee. The Fund’s name will change to Invesco Short Duration Total Return Bond ETF, and its ticker symbol will change to GTOS. The Fund’s annual unitary management fee will be reduced from 0.35% to 0.30% of the Fund’s average daily net assets. These changes will be effective on February 20, 2025.

Material Fund Change Name [Text Block]	The Fund’s name will change to Invesco Short Duration Total Return Bond ETF, and its ticker symbol will change to GTOS.
Material Fund Change Expenses [Text Block]	The Fund’s annual unitary management fee will be reduced from 0.35% to 0.30% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000250918 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco QQQ Income Advantage ETF
Class Name	Invesco QQQ Income Advantage ETF
Trading Symbol	QQA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco QQQ Income Advantage ETF (the “Fund”) for the period July 15, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco QQQ Income Advantage ETF	$0	0.00%†
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 0	[4]
Expense Ratio, Percent	0.00%	[5],[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period, the tech-heavy Nasdaq-100® Index gradually recovered to positive territory after a sharp sell-off in early August. An underweight representation in the Nasdaq-100® Index of some of the more rate-sensitive sectors (utilities and financials) weighed on Nasdaq-100® Index performance versus broader market indices as the market digested rate cuts from the Federal Reserve.
• For the fiscal period ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 1.68%. During the same time period, the Nasdaq-100® Index returned 0.67%.
What contributed to performance?
Options-Based Income Exposure |  The defensive and income-producing options component of the Fund's investments in equity-linked notes, which are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents helped mitigate heightened market volatility, particularly in early August 2024, and contributed to overall performance.
Passive Index Security Exposure | The equity portion of the Fund's portfolio, which seeks passive exposure to the component securities of the Nasdaq-100® Index, contributed to the Fund's return during the period.
What detracted from performance?
Strategy Detractors |  No components of the Fund's strategy detracted from its performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (07/17/24)
Invesco QQQ Income Advantage ETF — NAV Return	1.68%
Nasdaq Composite Index	0.74%
Nasdaq-100® Index	0.67%

Performance Inception Date	Jul. 17, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 132,011,567
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$132,011,567
Total number of portfolio holdings	124
Total advisory fees paid	$0
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	6.77%
NVIDIA Corp.	6.42%
Microsoft Corp.	5.95%
Broadcom, Inc.	4.00%
Meta Platforms, Inc., Class A	3.89%
Amazon.com, Inc.	3.86%
Tesla, Inc.	2.38%
Alphabet, Inc., Class A	1.98%
Costco Wholesale Corp.	1.97%
Alphabet, Inc., Class C	1.90%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	6.77%
NVIDIA Corp.	6.42%
Microsoft Corp.	5.95%
Broadcom, Inc.	4.00%
Meta Platforms, Inc., Class A	3.89%
Amazon.com, Inc.	3.86%
Tesla, Inc.	2.38%
Alphabet, Inc., Class A	1.98%
Costco Wholesale Corp.	1.97%
Alphabet, Inc., Class C	1.90%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since July 15, 2024 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund modified its principal investment strategies to reflect that it will invest up to 10% of its net assets in equity-linked notes.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies to reflect that it will invest up to 10% of its net assets in equity-linked notes.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 15, 2024 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000250919 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Equal Weight Income Advantage ETF
Class Name	Invesco S&P 500 Equal Weight Income Advantage ETF
Trading Symbol	RSPA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Equal Weight Income Advantage ETF (the “Fund”) for the period July 15, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Equal Weight Income Advantage ETF	$0	0.00%†
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 0	[7]
Expense Ratio, Percent	0.00%	[8],[9]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period, the S&P 500® Equal Weight Index had strong performance driven by rate-sensitive sectors (utilities and financials). Larger exposure to some of the more rate sensitive sectors of the market through the S&P 500® Equal Weight Index outperformed the tech-heavy market cap weighted indices as the Federal Reserve continued its path to lower rates.
• For the fiscal period ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 3.62%. During the same time period, the S&P 500® Equal Weight Index returned 3.57%.
What contributed to performance?
Passive Index Security Exposure |  The equity portion of the Fund's portfolio, which seeks passive exposure to the component securities of the S&P 500® Equal Weight Index, contributed to the Fund's performance.
Options-based Income Exposure | The defensive and income-producing options component of the Fund's investments in equity-linked notes, which are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents helped mitigate heightened market volatility, particularly in early August 2024, and contributed to overall performance.
What detracted from performance?
Strategy Detractors |  No components of the Fund's strategy detracted from its performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (07/17/24)
Invesco S&P 500 Equal Weight Income Advantage ETF — NAV Return	3.62%
S&P 500® Index	2.47%
S&P 500® Equal Weight Index	3.57%

Performance Inception Date	Jul. 17, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 267,714,441
Holdings Count | Holding	526
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$267,714,441
Total number of portfolio holdings	526
Total advisory fees paid	$0
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo Bank N.A. (Invesco S&P 500 Equal Weight ETF), Conv.	0.52%
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF)	0.33%
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF)	0.30%
UBS AG (Invesco S&P 500 Equal Weight ETF)	0.27%
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF)	0.26%
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF), Series E125	0.26%
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF)	0.25%
Wells Fargo Bank N.A. (Invesco S&P 500 Equal Weight ETF), Conv.	0.22%
Mizuho Markets Cayman L.P. (Invesco S&P 500 Equal Weight ETF), Conv.	0.22%
United Airlines Holdings, Inc.	0.24%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo Bank N.A. (Invesco S&P 500 Equal Weight ETF), Conv.	0.52%
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF)	0.33%
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF)	0.30%
UBS AG (Invesco S&P 500 Equal Weight ETF)	0.27%
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF)	0.26%
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF), Series E125	0.26%
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF)	0.25%
Wells Fargo Bank N.A. (Invesco S&P 500 Equal Weight ETF), Conv.	0.22%
Mizuho Markets Cayman L.P. (Invesco S&P 500 Equal Weight ETF), Conv.	0.22%
United Airlines Holdings, Inc.	0.24%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since July 15, 2024 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund modified its principal investment strategies to reflect that it will invest up to 10% of its net assets in equity-linked notes.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies to reflect that it will invest up to 10% of its net assets in equity-linked notes.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 15, 2024 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000251085 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI EAFE Income Advantage ETF
Class Name	Invesco MSCI EAFE Income Advantage ETF
Trading Symbol	EFAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI EAFE Income Advantage ETF (the “Fund”) for the period July 15, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI EAFE Income Advantage ETF	$0	0.00%†
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 0	[10]
Expense Ratio, Percent	0.00%	[11],[12]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period, international equities struggled with a sharp sell-off in early August and another large drawdown in October in response to a strengthening U.S. dollar, while markets anticipated a more gradual approach to monetary easing.
• For the fiscal period ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned (1.35)%. During the same time period, the MSCI EAFE® Index (Net) returned (2.20)%.
What contributed to performance?
Options-Based Income Exposure |  The defensive and income-producing options component of the Fund's investments in equity-linked notes, which are comprised primarily of returns attributable to coupon income received from selling embedded options and returns attributable to price changes in referenced equities, and cash or cash equivalents helped mitigate heightened market volatility and drawdowns relative to the benchmark.
What detracted from performance?
Passive Index Security Exposure |  The equity portion of the Fund's portfolio, which seeks passive exposure to the component securities of the MSCI EAFE Index, detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (07/17/24)
Invesco MSCI EAFE Income Advantage ETF — NAV Return	(1.35)%
MSCI EAFE® Index (Net)	(2.20)%

Performance Inception Date	Jul. 17, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 119,385,375
Holdings Count | Holding	753
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$119,385,375
Total number of portfolio holdings	753
Total advisory fees paid	$0
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	1.62%
ASML Holding N.V.	1.22%
Nestle S.A.	1.12%
SAP SE	1.11%
AstraZeneca PLC	1.00%
Roche Holding AG	0.99%
Novartis AG	0.97%
Shell PLC	0.95%
LVMH Moet Hennessy Louis Vuitton SE	0.83%
Toyota Motor Corp.	0.82%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Novo Nordisk A/S, Class B	1.62%
ASML Holding N.V.	1.22%
Nestle S.A.	1.12%
SAP SE	1.11%
AstraZeneca PLC	1.00%
Roche Holding AG	0.99%
Novartis AG	0.97%
Shell PLC	0.95%
LVMH Moet Hennessy Louis Vuitton SE	0.83%
Toyota Motor Corp.	0.82%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since July 15, 2024 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund modified its principal investment strategies to reflect that it will invest up to 10% of its net assets in equity-linked notes.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies to reflect that it will invest up to 10% of its net assets in equity-linked notes.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 15, 2024 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports

[1]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[4]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[5]	Annualized.
[6]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[7]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[8]	Annualized.
[9]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[10]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[11]	Annualized.
[12]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.